Contingent liabilities, commitments and guarantees - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	£ 2,606	£ 2,755
Gross loan commitments	130,744	122,733
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Increase in current tax liabilities	830
Reduction in deferred tax asset	(275)
Maximum Exposure
Disclosure of contingent liabilities [line items]
Irrevocable commitments and guarantees	£ 60,638	£ 53,722